Equity Awards and Instruments - Restricted Stock and Restricted Stock Units Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 21, 2020	Jul. 13, 2020	Jul. 10, 2020	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Restricted stock expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)							493,840	512,616
Vested (in shares)							241,709	451,784
Shares withheld for tax withholding obligation (in shares)							25,677	76,375
Restricted stock expense | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld for tax withholding obligation (in shares)								4,798
Restricted stock expense | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld for tax withholding obligation (in shares)							23,343
Restricted stock expense | 2020 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				12,454
Performance Based Restricted Stock And Restricted Stock Units (RSUs) | 2020 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value (USD per share)			$ 15.48
Vested (in shares)					37,237
Shares withheld for tax withholding obligation (in shares)					998
Share-based compensation tax withholding payment					$ 15
Performance Based Restricted Stock And Restricted Stock Units (RSUs) | 2020 Incentive Award Plan | July 10, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			179,188
Performance Based Restricted Stock And Restricted Stock Units (RSUs) | 2020 Incentive Award Plan | July 10, 2020, Grant One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			179,188
Performance Based Restricted Stock | 2020 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	6,136					493,840
Grant date fair value (USD per share)	$ 15.48
Vested (in shares)						172,714		23,343
Shares withheld for tax withholding obligation (in shares)					8,774	18,763
Share-based compensation tax withholding payment					$ 95	$ 136		$ 170
Shares canceled (in shares)						292,131		60,832
Performance Based Restricted Stock | Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld for tax withholding obligation (in shares)					3,168
Share-based compensation tax withholding payment						$ 25
Shares outstanding (in shares)					31,015		54,770
Performance Based Restricted Stock | Equity Incentive Plan | Colleagues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)					26,760	11,348
Restricted Stock and Restricted Stock Units (RSUs) | 2020 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	1,020,472	10,000
Restricted Stock and Restricted Stock Units (RSUs) | 2020 Incentive Award Plan | July 10, 2020, Grant Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			994,912
Restricted Stock and Restricted Stock Units (RSUs) | Equity Incentive Plan | July 10, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited (in shares)					10,742
Restricted Stock and Restricted Stock Units (RSUs) | Equity Incentive Plan | July 21, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited (in shares)					12,500
Cash-Settled Restricted Stock Units (RSUs) | 2020 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	46,300		32,238
Grant date fair value (USD per share)	$ 15.48
Cash-Settled Restricted Stock Units (RSUs) | Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value (USD per share)			$ 15.48